CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	June 30,	December 31,
	2025	2024
	Unaudited

Denominated in U.S. dollars	811	3,469
Denominated in NIS	682	2,230
Denominated in Other Currencies	277	1,876

	1,770	7,575